Goodwill, Intangible Assets and In-Process Revenue Contracts - Carrying Amount of Goodwill for Company's Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, Beginning balance	$ 166,539	$ 166,539
Goodwill acquired	2,032
Goodwill, Ending balance	168,571	166,539
Shuttle Tanker, FSO and Offshore Support Segment [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	130,908	130,908
Goodwill acquired	2,032
Goodwill, Ending balance	132,940	130,908
Liquefied Gas Segment [Member]
Goodwill [Line Items]
Goodwill, Beginning balance		35,631
Goodwill acquired
Goodwill, Ending balance	$ 35,631	$ 35,631